Commitments and Contingencies (Details) - USD ($)							3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 26, 2018	Jun. 29, 2017	Jun. 07, 2017	Jun. 01, 2017	Jun. 30, 2014	Nov. 01, 2011	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Nov. 05, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2006
Commitments and Contingencies [Line Items]
Other hotel expenses							$ 66,555,000	$ 251,693,000	$ 268,265,000	$ 480,179,000		$ 952,674,000	$ 900,582,000	$ 907,301,000
Palm Beach Florida Hotel and Office Building Limited Partnership, et al. v. Nantucket Enterprises, Inc.
Commitments and Contingencies [Line Items]
Damages awarded					$ 10,800,000										$ 8,800,000
Payments for legal settlements	$ 544,000	$ 3,900,000
Loss contingency accrual							504,000		504,000			504,000
Pedro Membrives And Michele Spero V. HHC TRS FP Portfolio LLC, Remington Lodging & Hospitality, LLC, Remington Holdings LLC, Remington Long Island Employers, LLC
Commitments and Contingencies [Line Items]
Loss contingency accrual							0		0			0
Potential Pension Liabilities
Commitments and Contingencies [Line Items]
Unfunded pension liabilities at acquisition																$ 0
Unfunded pension liabilities amount received by the Hotel Manager on the loss of suit						$ 1,700,000
Monthly pension payments						100,000
Accrued unfunded pension liabilities						1,600,000
Net amount of pension payments on settlement agreement paid by hotel manager						$ 84,000
Term of pension liability						20 years
Surety Bond | Palm Beach Florida Hotel and Office Building Limited Partnership, et al. v. Nantucket Enterprises, Inc.
Commitments and Contingencies [Line Items]
Payments for legal settlements			$ 2,500,000
Surety Bond | Palm Beach Florida Hotel and Office Building Limited Partnership, et al. v. Nantucket Enterprises, Inc. | RLI Insurance Company
Commitments and Contingencies [Line Items]
Payments for legal settlements				$ 10,000,000.0
Franchise fees
Commitments and Contingencies [Line Items]
Other hotel expenses							$ 3,202,000	$ 20,954,000	$ 17,261,000	$ 38,702,000		$ 76,707,000	$ 72,095,000	$ 69,300,000
Franchise Fees
Commitments and Contingencies [Line Items]
Franchisor royalty fees percent of gross room revenue, minimum							3.00%		3.00%			3.00%
Franchisor royalty fees percent of gross room revenue, maximum							6.00%		6.00%			6.00%
Food and beverage fees minimum							1.00%		1.00%			1.00%
Food and beverage fees maximum							3.00%		3.00%			3.00%
Marketing reservation and other fees, minimum							1.00%		1.00%			1.00%
Marketing reservation and other fees, maximum							4.00%		4.00%			4.00%
Management Fees
Commitments and Contingencies [Line Items]
Property management fee as percentage of gross revenue, minimum									1.00%			1.00%
Property management fee as percentage of gross revenue, maximum									7.00%			7.00%
Minimum
Commitments and Contingencies [Line Items]
Restricted cash reserves as percentage of property revenue							4.00%		4.00%			4.00%
Minimum | Pedro Membrives And Michele Spero V. HHC TRS FP Portfolio LLC, Remington Lodging & Hospitality, LLC, Remington Holdings LLC, Remington Long Island Employers, LLC
Commitments and Contingencies [Line Items]
Damages sought									$ 5,800,000			$ 5,800,000
Maximum
Commitments and Contingencies [Line Items]
Restricted cash reserves as percentage of property revenue							6.00%		6.00%			6.00%
Maximum | Pedro Membrives And Michele Spero V. HHC TRS FP Portfolio LLC, Remington Lodging & Hospitality, LLC, Remington Holdings LLC, Remington Long Island Employers, LLC
Commitments and Contingencies [Line Items]
Damages sought									$ 11,900,000			$ 11,900,000
Management Fees | Minimum | Management Fees
Commitments and Contingencies [Line Items]
Percent of gross revenue									3.00%
Remington Hotels | Management Fees | Minimum | Management Fees
Commitments and Contingencies [Line Items]
Payment of monthly property management fees									$ 14,000		$ 14,000
Percent of gross revenue											3.00%